---------------------------------------------------

DIRECTORS                                  OFFICERS
Barton M. Biggs                            James W. Grisham
CHAIRMAN OF THE BOARD                      VICE PRESIDENT
  Chairman and Director, Morgan Stanley    Michael F. Klein
  Asset Management Inc. and Morgan         VICE PRESIDENT
  Stanley Asset Management Limited;        Harold J. Schaaff,
  Managing Director, Morgan Stanley & Co.  Jr.
  Incorporated; Director, Morgan Stanley   VICE PRESIDENT
  Group Inc.                               Joseph P. Stadler
Frederick B. Whittemore                    VICE PRESIDENT
 VICE-CHAIRMAN OF THE BOARD                Valerie Y. Lewis
  Advisory Director, Morgan Stanley & Co.  SECRETARY
  Incorporated                             Karl O. Hartmann
Warren J. Olsen                            ASSISTANT SECRETARY
DIRECTOR AND PRESIDENT                     James R. Rooney
  Principal, Morgan Stanley Asset          TREASURER
  Management Inc. and Morgan Stanley &     Joanna M. Haigney
  Co. Incorporated                         ASSISTANT TREASURER
John D. Barrett II
Chairman and Director,
Barrett Associates, Inc.
Gerard E. Jones
Partner, Richards & O'Neil LLP
Andrew McNally IV
Chairman and Chief Executive Officer,
Rand McNally
Samuel T. Reeves
Chairman of the Board and CEO, Pinacle
L.L.C.
Fergus Reid
Chairman and Chief Executive Officer,
LumeLite Corporation
Frederick O. Robertshaw
Of Counsel, Bryan, Cave

------------------------------------------------------------------
INVESTMENT ADVISER AND ADMINISTRATOR
Morgan Stanley Asset Management Inc.
1221 Avenue of the Americas
New York, New York 10020
------------------------------------------------------------------
DISTRIBUTOR
Morgan Stanley & Co. Incorporated
1251 Avenue of the Americas
New York, New York 10020
---------------------------------------------------------
CUSTODIANS
The Chase Manhattan Bank
770 Broadway
New York, New York 10003

Morgan Stanley Trust Company
One Pierrepont Plaza
Brooklyn, New York 11210
------------------------------------------------------------------
LEGAL COUNSEL
Morgan, Lewis & Bockius LLP
2000 One Logan Square
Philadelphia, Pennsylvania 19103
------------------------------------------------------------------
INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

------------------------------------------------------------------
For current performance, current net asset value, or for assistance with your account, please contact the Fund at (800) 548-7786. This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc.

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.
       P.O. Box 2798
       Boston, MA 02208-2798

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.

                       INTERNATIONAL SMALL CAP PORTFOLIO
                              THIRD QUARTER REPORT
                               SEPTEMBER 30, 1996

LETTER TO SHAREHOLDERS
-------

The International Small Cap Portfolio seeks long-term capital appreciation by investing primarily in the equity securities of non-U.S. issuers. The Portfolio applies a disciplined bottom-up value approach to identify and invest in small capitalization companies which are both attractive businesses and available at cheap prices. A market capitalization cut-off of U.S. $1 billion is used as our definition of "small."

For the nine month period ended September 30, 1996, the Portfolio had a total return of 12.88%, as compared to a total return of 4.39% for the Morgan Stanley Capital International (MSCI) EAFE Index. The average annual total return for the twelve months ended September 30, 1996 and for the period from inception on December 15, 1992 through September 30, 1996 was 9.64% and 16.54%, respectively, as compared to 8.61% and 14.20%, respectively, for the Index.

PERFORMANCE COMPARED TO THE MORGAN STANLEY CAPITAL
INTERNATIONAL (MSCI) EAFE INDEX(1)
----------------------------------------------------

                                                TOTAL RETURNS(2)
                                       -----------------------------------
                                                                 AVERAGE
                                                                 ANNUAL
                                                                  SINCE
                                          YTD      ONE YEAR     INCEPTION
                                       ---------  -----------  -----------
PORTFOLIO............................      12.88%       9.64%       16.54%
INDEX................................       4.39        8.61        14.20

1. The MSCI EAFE Index is an unmanaged index of common stocks and includes Europe, Australia and the Far East (assumes dividends reinvested net of withholding taxes).

2. Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

------------------------------
THE COUNTRY SPECIFIC PERFORMANCE RESULTS PROVIDED ARE AS MEASURED BY THE MSCI EAFE INDEX AND ARE FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A GUARANTEE OF THE PORTFOLIO'S FUTURE PERFORMANCE. PAST PERFORMANCE SHOWN IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE SEE THE PROSPECTUS FOR A DESCRIPTION OF CERTAIN RISK CONSIDERATIONS ASSOCIATED WITH INTERNATIONAL INVESTING.

The Portfolio's significant out performance during the year-to-date reflects the strong relative performance of small caps versus large caps during the first half of the year, together with the Portfolio's underweighting of the weak Japanese market and currency. During the third quarter, small caps lagged large caps, reflecting the relatively volatile market conditions. For the nine months to date, stock selection in Japan, Finland, Australia, the Netherlands, France and the U.K. has been notably strong, while poorer returns were seen in Spain and Switzerland. The yen exhibited the largest move over this period, but the Portfolio also benefited from its overweight position in the strong Australian Dollar and from its deutsche mark, guilder, and french franc hedges. An
Australian hedge put in place at the end of the second quarter negatively impacted performance in the last few months.

Given the very strong performances of a number of the Portfolio's holdings over the last nine months, portfolio activity has been high. Profits have been taken in the U.K., Switzerland, Germany and Australia and proceeds from these sales have been invested in building a number of new positions in France, the U.K., Switzerland, Sweden, Norway, Germany and Finland. The most recent additions to the Portfolio have been Publicitas (Switzerland), and Sto (Germany).

Publicitas is the sole independent broker of advertising space in the Swiss printed media sector with a significant level of cash which it is looking to invest. While not cheap at face value on P/C 13x, this reflects the depressed nature of the Swiss advertising market. Moreover, if one strips out the value of its surplus real estate and investments, the operating business is valued at close to zero.

Sto is the leading German supplier of insulation material, paints and plaster, with dominant market shares. Selling on just 6x cash flow and 10x free cash flow these values do not reflect the earnings momentum we anticipate over the next few years.

The more relaxed tone of the markets in recent weeks reflects the failure of U.S. and Japanese interest rate hikes to materialize. This has simply delayed the inevitable. Moreover, in Continental Europe the Bundesbank-led rate cut may well be the last given increasing signs of economic recovery, although the magnitude of recovery varies enormously. Relatively strong consumer demand in the U.K. and the Netherlands contrasts with just the first glimmer of a pick up in Germany and still grim figures emerging from France and Switzerland. In Japan the picture is not dissimilar with positive but modest signs of recovery. We see no reason to change our view that economic recovery across the international markets will be gradual, muted by structurally high levels of unemployment and poor public sector finances.

Against this backdrop, we do not anticipate any major change in the Portfolio's geographic mix. We believe share prices in Japan are high given our cautious outlook and a spate of downgrades in company earnings forecasts in recent weeks supports this stance. Thus we do not expect the Portfolio's significant underweighting in this market to change. With the exception of Japan however, we continue to find attractive value in the small cap sector, especially in Continental Europe and Australia. Despite equity valuations in general looking high by historical comparison, small caps continue to offer attractive pricing inefficiencies.

Margaret Naylor
PORTFOLIO MANAGER
October 1996

INVESTMENTS (UNAUDITED)

------------
SEPTEMBER 30, 1996

                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------
COMMON STOCKS (89.2%)
  AUSTRALIA (8.2%)
        112,001    Arnotts Ltd.                         $     763
        455,537    Auspine Ltd.                             1,244
        990,079    Bains Harding Ltd.                         415
        540,172    BRL Hardy Ltd.                           1,163
        856,800    Burswood Property Trust                  1,167
      2,351,732    Country Road Ltd.                        3,146
      3,339,334    E.R.G. Ltd.                              3,198
        318,100    Morgan & Banks Ltd.                      1,284
      5,862,355    Parbury Ltd.                             3,016
      1,721,500    Solution 6 Holdings Ltd.                 2,126
        608,848    W.D. & H.O. Wills Holdings Ltd.          1,017
                                                        ---------
                                                           18,539
                                                        ---------
  DENMARK (1.4%)
          6,750    Jyske Bank A/S (Registered)                472
         84,310    SYD-Sonderjylland Holdings               2,690
                                                        ---------
                                                            3,162
                                                        ---------
  FINLAND (5.5%)
         19,875    Aamulehti Yhtymae Oy, Series II            500
        125,000    Amer-Yhtymae Oy, Class A                 2,818
         44,800    Hartwall Oy, Class A                     1,471
         93,600    KCI Konecranes International             2,601
         25,726    Kone Oy, Class B                         2,647
        314,100    Oy Tamro AB                              2,282
                                                        ---------
                                                           12,319
                                                        ---------
  FRANCE (9.5%)
         66,499    Dauphin O.T.A.                           4,095
         74,415    De Dietrich et Compagnie S.A.            2,565
         31,150    Europeene de Propulsion S.A.             3,016
         58,005    Europeene d'Extincteurs                  2,977
          6,214    Galeries Lafayette                       1,800
         82,775    Legris Industries S.A.                   3,142
         91,756    Sediver S.A.                             3,731
                                                        ---------
                                                           21,326
                                                        ---------
  GERMANY (3.9%)
         87,250    Duerr AG                                 3,172
         10,688    Sinn AG                                  1,995
         20,000    Varta AG                                 3,727
                                                        ---------
                                                            8,894
                                                        ---------

                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------

  HONG KONG (2.6%)
      1,752,000    Chen Hsong Holdings                  $   1,122
      1,097,000    Jardine International Motor
                   Holdings Ltd.                            1,390
      5,200,000    Pico Far East Holdings Ltd.              1,143
      5,808,000    Vitasoy International Holdings
                   Ltd.                                     2,216
                                                        ---------
                                                            5,871
                                                        ---------
  IRELAND (3.0%)
        238,722    Anglo Irish Bank Corp. plc                 260
      1,070,000    Avonmore Foods plc, Class A              2,914
        927,184    Green Property plc                       3,624
                                                        ---------
                                                            6,798
                                                        ---------
  ITALY (3.2%)
      1,172,800    Editoriale L'Expresso S.p.A.             3,085
        580,000    Sogefi S.p.A.                            1,186
        787,000    Unicem Di Risp (NCS)                     2,067
         81,000    Vincenzo Zucchi S.p.A.                     356
        212,500    Vincenzo Zucchi S.p.A. (NCS)               419
                                                        ---------
                                                            7,113
                                                        ---------
  JAPAN (13.0%)
         15,000    Exedy Corp.                                241
        231,000    Foster Electric Co., Ltd.                1,221
        370,000    Hankyu Realty                            3,614
        742,000    Japan Oil Transportation                 3,790
        213,000    Japan Vilene Co., Ltd.                   1,227
        134,000    Kansei Corp.                             1,136
        328,000    Kirin Beverage Corp.                     4,791
        136,000    Nifco, Inc.                              1,523
        425,000    Nissan Fire & Insurance Co.              2,875
         45,000    Sangetsu Co., Ltd.                       1,045
        549,000    Toc Co.                                  6,543
        170,000    Toyoda Gosei Co.                         1,383
                                                        ---------
                                                           29,389
                                                        ---------
  NETHERLANDS (7.8%)
         64,530    Ahrend Groep N.V.                        3,298
         59,480    Apothekers Cooperatie OPG                1,417
         10,508    Atag Holding N.V.                          712
         27,916    Hollandsche Beton Groep N.V.             5,055
         28,885    Industriemij Welna N.V.                    800
        123,750    Koninklijke Van Ommeren N.V.             4,843
         12,933    Konin Nijverdal - Ten Carte N.V.           644

                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------
  NETHERLANDS  (CONTINUED)
          8,802    Polynorm N.V.                        $     710
                                                        ---------
                                                           17,479
                                                        ---------
  NEW ZEALAND (1.0%)
        674,875    Fisher & Paykel Industries Ltd.          2,312
                                                        ---------
  NORWAY (1.8%)
         73,850    Adelsten ASA, Class B                    1,300
         97,900    Kverneland AS                            2,160
        228,020    Oceanor                                    649
                                                        ---------
                                                            4,109
                                                        ---------
  SPAIN (3.7%)
         80,000    Bodegas y Bebidas S.A.                   1,872
         92,775    Empressa Nacional Hidroelectrica
                   del Ribagorzana S.A., Class B            1,640
         87,250    Gas y Electricidad S.A.                  4,715
                                                        ---------
                                                            8,227
                                                        ---------
  SWEDEN (1.1%)
         94,000    Marieberg Tidnings AB                    2,411
                                                        ---------
  SWITZERLAND (8.7%)
          1,940    Bobst AG (Bearer)                        2,520
          4,914    Bucher Holdings AG (Bearer)              3,681
          9,800    Edipresse S.A. (Bearer)                  2,031
            500    Kouni Reisen Holdings, Class B
                   (Registered)                             1,116
          2,750    Lem Holding S.A. (Bearer)                  638
          8,000    Magazine Globus (Participating
                   Certificates)                            4,048
          4,450    Porst Holding AG (Bearer)                  585
          6,000    Publicitas Holding S.A.
                   (Registered)                               995
          1,970    Schweizerische Industrie-
                   Gesellschaft Holdings (Registered)       2,308
          2,550    Zellweger Luwa AG (Bearer)               1,798
                                                        ---------
                                                           19,720
                                                        ---------
  UNITED KINGDOM (14.8%)
      4,101,478    Anglo Irish Bank Corp. plc
                   (British Pound Shares)                   4,429
        418,900    Blagden Industries plc                   1,285
      1,094,900    Bluebird Toys plc                        2,408
      1,266,800    BSM Group plc                            3,926
        776,300    Corporate Services Group plc             2,102
         63,500    Eurocamp plc                               168
      1,205,600    GEI International plc                    2,538
         13,800    Hadleigh plc                                60
        223,000    International Business
                   Communications (Holdings) plc            1,094
                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------

      1,053,953    John Mowlem & Co. plc                $   1,551
     33,795,100    Kendell plc                                397
        206,335    Mallett plc                                242
      2,682,000    Matthews (Bernard) plc                   4,911
        569,400    Oriflame International S.A.              4,759
        219,776    Perry Group plc                            628
        574,600    Ricardo Group plc                        1,025
      1,895,000    Tandem Group plc                           400
        251,400    The 600 Group plc                        1,009
        541,700    Waterman Partnership Holdings plc          352
                                                        ---------
                                                           33,284
                                                        ---------
TOTAL COMMON STOCKS (Cost $190,624)                       200,953
                                                        ---------
PREFERRED STOCKS (5.0%)
  GERMANY (4.8%)
         21,250    Berentzen-Gruppe AG                        777
         10,616    Dyckerhoff AG                            2,344
         32,400    Hornbach Holding AG                      2,330
        158,590    Spar Handels AG                          1,963
          2,660    STO AG-Vorzug                            1,316
         11,950    Wuerttembergische
                   Metallwarenfabrik AG                     2,067
                                                        ---------
                                                           10,797
                                                        ---------
  ITALY (0.2%)
        263,200    Unipol S.p.A.                              467
                                                        ---------
TOTAL PREFERRED STOCKS (Cost $11,145)                      11,264
                                                        ---------
    NO. OF
    RIGHTS
---------------
RIGHTS (0.0%)
  GERMANY (0.0%)
         21,250    Berentzen-Gruppe AG
                   (Cost $0)                                   41
                                                        ---------
    NO. OF
   WARRANTS
---------------
WARRANTS (0.0%)
  SWITZERLAND (0.0%)
          4,600    Zellweger Luwa AG, expiring
                   5/21/97 (Cost $0)                           11
                                                        ---------
     FACE
    AMOUNT
     (000)
---------------

CONVERTIBLE DEBENTURES (0.1%)
  ITALY (0.1%)
    ITL 518,000    Mediobanca S.p.A. 5.50%, 1/01/00
                   (Cost $328)                                328
                                                        ---------

     FACE
    AMOUNT                                                VALUE
     (000)                                                (000)
---------------                                         ---------
SHORT-TERM INVESTMENT (1.6%)
  REPURCHASE AGREEMENT (1.6%)
$         3,625    Chase Securities, Inc. 5.40%,
                   dated 9/30/96, due 10/01/96,
                   to be repurchased at $3,626,
                   collateralized by $2,955 U.S.
                   Treasury Bonds, 9.25%, due
                   2/15/16, valued at $3,645
                   (Cost $3,625)                        $   3,625
                                                        ---------
FOREIGN CURRENCY (4.2%)
   AUD      315    Australian Dollar                          250
  GBP     2,333    British Pound                            3,652
   DKK        1    Danish Krone                                --
  DEM     7,224    Deutsche Mark                            4,732
 FIM      1,270    Finnish Markka                             278
  FRF         3    French Franc                                 1
 ITL    159,442    Italian Lira                               105
 JPY     13,072    Japanese Yen                               117
   NLG      507    Netherlands Guilder                        296
 ESP      8,512    Spanish Peseta                              66
                                                        ---------

TOTAL FOREIGN CURRENCY (Cost $9,608)                        9,497
                                                        ---------
TOTAL INVESTMENTS (100.1%) (Cost $215,330)                225,719
                                                        ---------
OTHER ASSETS AND LIABILITIES (-0.1%)
 Other Assets                                              39,214
 Liabilities                                              (39,362)
                                                        ---------
                                                             (148)
                                                        ---------
NET ASSETS (100%)                                        $225,571
                                                        ---------
                                                        ---------
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE
  Applicable to 13,456,351 outstanding $0.001 par
  value shares (authorized 1,000,000,000 shares)           $16.76
                                                        ---------
                                                        ---------

------------------------------
NCS -- Non Convertible Shares